Pay vs Performance Disclosure	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (16,211,639)	¥ (111,788,974)	$ 33,147,512	¥ 238,121,784